MARKETABLE SECURITIES	3 Months Ended
Jun. 30, 2025
MARKETABLE SECURITIES
MARKETABLE SECURITIES

4. MARKETABLE SECURITIES

As at June 30, 2025, the fair value of its current holdings was $8,955 (March 31, 2025 - $22,086) and during the quarter ended June 30, 2025 there was a negative change of fair value adjustment of $13,131 (June 30, 2024 – $4,752 negative change). The marketable securities include 550,000 units (shares and warrants) of Carlyle Commodities Corp., a Canadian public company listed on the TSX Venture Exchange.

As at June 30, 2025, the Company held the following marketable securities:

Company	Shares/Warrants Held	Cost	Fair Value At June 30, 2025	Fair Value At March 31, 2025	Change in Fair Value
	(#)	($)	($)	($)	($)
Carlyle Commodities Corp - Shares	550,000	907,500	8,250	8,250	-
Carlyle Commodities Corp - Warrants	550,000	727,000	-	-	-
Other	1,678,839	14,237	705	13,836	(13,131)
Total	2,778,839	1,648,737	8,955	22,086	(13,131)